Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of stock option activity
A summary of stock option activity is as follows:

	Shares (000)	Wtd. Avg. Exercise Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding, January 1, 2014	2,783	$57
Granted	204	77
Exercised	(473)	53		$13
Expired or cancelled	(30)	43
Outstanding, December 31, 2014	2,484	$59	4.7	$28
Vested or expected to vest, December 31, 2014	2,476	$59	4.5
Exercisable, December 31, 2014	1,957	$59	3.7	$23
Outstanding, January 1, 2015	2,484	$59
Granted	147	77
Exercised	(1,255)	56		$39
Expired or cancelled	(104)	56
Outstanding, December 31, 2015	1,272	$64	5.2	$26
Vested or expected to vest, December 31, 2015	1,267	$64	5.2
Exercisable, December 31, 2015	911	$62	4.0	$20
Outstanding, January 1, 2016	1,272	$64
Granted	166	75
Exercised	(279)	63		$5
Expired or cancelled	(32)	67
Outstanding, December 31, 2016	1,127	$66	4.9	$26
Vested or expected to vest, December 31, 2016	1,122	$66	4.9
Exercisable, December 31, 2016	756	$62	3.3	$20

Schedule of options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2016 were as follows:

	Options Outstanding			Options Exercisable
Exercise Price	Shares (000)	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Shares (000)	Weighted-Average Exercise Price
$27-$36	32	2.1	$31	32	$31
$37-$48	70	3.9	45	70	45
$49-$58	306	3.5	54	270	54
$59-$93	719	5.7	75	384	74
	1,127	4.9	$66	756	$62

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2016	2015	2014
Average risk-free interest rate	1.4%	1.6%	1.8%
Expected dividend yield	2.1%	1.5%	1.2%
Expected volatility	33.0%	32.0%	37.0%
Expected term (years)	6.0	6.0	5.9

Summary of restricted stock activity
A summary of restricted stock activity is as follows:

	Shares (000)	Wtd. Avg. Price Per Share	Wtd. Avg. Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Unvested, January 1, 2014	627	$54	1.3
Granted	169	77
Vested	(283)	63
Forfeited	(50)	53
Unvested, December 31, 2014	463	$57	1.2
Granted	179	$76
Vested	(217)	59
Forfeited	(20)	60
Unvested, December 31, 2015	405	$64	1.3
Granted	232	$75
Vested	(172)	62
Forfeited	(14)	76
Unvested, December 31, 2016	451	$70	1.4	$40

Summary of performance share units detail by grant year
A summary of the performance share units detail by grant year is as follows:

	2013	2014	2015	2016
Grant Date(s)	February 14, 2013	February 11, 2014 and May 1, 2014	February 11, 2015	February 16, 2016

Performance Period (years)	2013	2014-2016	2015-2017	2016-2018
Vesting Date(s)	50% on December 31, 2014 and 2015	100% in February, 2017(a)	100% in February, 2018(a)	100% in February, 2019(a)

Payout Levels (in units):
Threshold Award	76,120	94,608	82,298	65,141
Target Award	152,240	189,215	164,595	130,282
Outstanding Award	304,480	378,430	329,190	260,564
Units Forfeited in 2016 (at Target Award level)	—	10,928	7,796	—
Shares Issued in 2016	56,059	—	—	—

(a) 2014, 2015 and 2016 awards are scheduled to vest in February 2017, 2018, and 2019, respectively, when the Executive Compensation and Human Resources Committee of the Board of Directors determines the achievement of the performance criteria.